INCOME PER SHARE	12 Months Ended
Jun. 30, 2014
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
NOTE 21 -	INCOME PER SHARE

The following table sets forth the computation of basic and diluted net income per share attributable to Hollysys for the years indicated:

	Year ended June 30,
	2012	2013	2014

Numerator:
Net income attributable to the Company - basic and diluted	$56,221,847	$51,994,402	$69,619,583

Denominator:
Weighted average ordinary shares outstanding used in computing basic income per share	55,659,765	56,167,592	57,926,333
Effect of dilutive securities
Share options	148,139	206,506	482,623
Restricted shares	20,457	38,371	17,686
Weighted average ordinary shares outstanding used in computing diluted income per share	55,828,361	56,412,469	58,426,642

Income per share - basic	$1.01	0.93	1.20

Income per share - diluted	$1.01	0.92	1.19

The effects of the performance share options have been excluded from the computation of diluted income per share for the years ended June 30, 2012 as the effect would be anti-dilutive. Vested and unissued restricted shares of 26,875, 39,375 and 60,625 shares as at June 30, 2012, 2013 and 2014, respectively, has been included in the computation of basic and diluted income per share for the years ended June 30, 2012, 2013 and 2014, respectively.

The impact of the Incentive Shares for Concord, the Incentive Shares for Bond and Premium Shares for Bond have also been excluded from the computation of diluted income per share for the year ended June 30, 2013, respectively, because the contingently issuable ordinary shares would not be issued under the terms of the arrangement if the end of the reporting period were the end of the contingency period. For the year ended June 30, 2014, as the performance target was achieved for the first instalment of the Incentive Shares for Bond and 648,697 shares were issuable as of June 30, 2014, these shares are included in the computation of basic and diluted income per share. However, the second installment of Incentive Shares for Bond and Premium Shares for Bond has been excluded from the computation of diluted income per share because the contingently issuable common shares would not be issued under the terms of the arrangement if the end of the reporting period were the end of the contingency period.